File Nos. 002-98772

811-04347

As filed with the Securities and Exchange Commission

ON MAY 3, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 202	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 248	☒

GMO Trust

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant's telephone number, including area code)

Gregory L. Pottle, Esq.

GMO Trust

40 Rowes Wharf

Boston, Massachusetts 02110

(Name and address of agent for service)

with a copy to:

Thomas R. Hiller, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☒  Immediately upon filing pursuant to paragraph (b)

☐  On __________, pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  On __________, pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  On __________, pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to GMO High Yield Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment No. 202 under the 1933 Act and Amendment No. 248 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 3rd day of May, 2018.

GMO Trust

By:	SHEPPARD N. BURNETT*
Sheppard N. Burnett
Title: Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 202 to GMO Trust’s Registration Statement under the 1933 Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
SHEPPARD N. BURNETT* Sheppard N. Burnett	Chief Executive Officer; Principal Executive Officer	May 3, 2018
CARLY CUSHMAN* Carly Cushman	Treasurer; Chief Financial Officer; Chief Accounting Officer; Principal Financial and Accounting Officer	May 3, 2018
Paul Braverman* Paul Braverman	Trustee	May 3, 2018
DONALD W. GLAZER* Donald W. Glazer	Trustee	May 3, 2018
JASON B. HARRISON* Jason B. Harrison	Trustee	May 3, 2018
PETER TUFANO* Peter Tufano	Trustee	May 3, 2018

* By:	/s/ Douglas Y. Charton
Douglas Y. Charton
Attorney-in-Fact**

** Pursuant to Power of Attorney for each of Paul Braverman, Donald W. Glazer, and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 191 to the Registration Statement under the 1933 Act and Amendment No. 237 to the Registration Statement under the 1940 Act on December 23, 2016; pursuant to Power of Attorney for each of Sheppard N. Burnett and Carly Cushman filed with the SEC as part of Post-Effective Amendment No. 192 to the Registration Statement under the 1933 Act and Amendment No. 238 to the Registration Statement under the 1940 Act on March 7, 2017; and pursuant to Power of Attorney for Jason B. Harrison filed with the SEC as part of Post-Effective Amendment No. 199 to the Registration Statement under the 1933 Act and Amendment No. 245 to the Registration Statement under the 1940 Act on April 16, 2018.

GMO HIGH YIELD FUND 485(b) FILING (XBRL)

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.INS	XBRL Instance Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.SCH	XBRL Taxonomy Extension Schema Document

Other.
1	Certificate of Clerk of the Trust certifying resolutions by the Board of Trustees of the Trust required pursuant to Rule 483 under the 1933 Act.